Shareholder Fees	Mar. 31, 2025 USD ($)
WisdomTree Private Credit and Alternative Income Digital Fund | WisdomTree Private Credit and Alternative Income Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0